Related Party Transactions and Balances (Details) - Schedule of related parties transactions - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Zhong Yang Holdings Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions		$ 54,422
Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Related parties transactions		$ 6,426